SUBSEQUENT EVENTS (Details)							12 Months Ended
	May 05, 2024 shares $ / shares	Apr. 05, 2024 shares $ / shares	Mar. 20, 2024 $ / shares	Nov. 16, 2023 shares	Sep. 26, 2023 shares	Jun. 29, 2023 shares $ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement (in shares)				25,600,000	1,210,000	11,615,000	38,445,000	2,475,000
Exercise price, share options granted (in CAD per share) | $ / shares			$ 0.56			$ 0.44
Award vesting period				2 years
Weighted average exercise price of share options forfeited in share-based payment arrangement (in CAD per share) | $ / shares							$ 1.16
Share Options, Vesting, First Tranche
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement (in shares)				18,850,000
Number of options vested (in shares)					375,000	700,000
Award vesting period					3 months	3 months
Share Options, Vesting, Second Tranche
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement (in shares)				6,750,000
Number of options vested (in shares)					200,000	100,000
Award vesting period					6 months	1 year
Major ordinary share transactions | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of share options forfeited in share-based payment arrangement (in CAD per share) | $ / shares	$ 0.715
Major ordinary share transactions | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of share options forfeited in share-based payment arrangement (in CAD per share) | $ / shares	$ 3.15
Major ordinary share transactions | Share Options, Vesting, First Tranche
Disclosure of non-adjusting events after reporting period [line items]
Number of options vested (in shares)		1,464,375
Major ordinary share transactions | Share Options, Vesting, Second Tranche
Disclosure of non-adjusting events after reporting period [line items]
Number of options vested (in shares)		10,250,625
Award vesting period		2 years
Major ordinary share transactions | Common shares
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement (in shares)		11,715,000
Exercise price, share options granted (in CAD per share) | $ / shares		$ 0.56
Number of share options cancelled (in shares)	45,586,900
Major ordinary share transactions | Common shares | Granted to officers
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement (in shares)		7,250,000
Major ordinary share transactions | Common shares | Granted to employees
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement (in shares)		4,465,000